CONSOLIDATED CASH FLOW STATEMENTS - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flows from Operating Activities
Payments to suppliers and employees	$ (9,466,459)	$ (10,766,301)	$ (14,055,879)
Interest received	198,598	147,575	120,392
Grants received	0	0	0
R&D tax refund	3,022,673	4,753,646	6,516,961
Net cash flows used in operating activities (Note 13(a))	(6,245,188)	(5,865,080)	(7,418,526)
Cash Flows from Investing Activities
Payment for payroll and rental security deposits	43,988		1,474
Payments for purchase of plant and equipment	(62,405)	(27,918)	(2,307)
Net cash flows used in investing activities	(18,417)	(27,918)	(833)
Cash Flows from Financing Activities
Proceeds from exercise of options and issue of securities	0	0	0
Payment of share issue costs	(107,678)	(159,564)
Net cash flows (used in) / provided by financing activities	(107,678)	(159,564)
Net (decrease) in cash and cash equivalents	(6,371,284)	(6,052,562)	(7,419,359)
Opening cash and cash equivalents brought forward	21,884,957	28,593,538	34,909,574
Redemption of security deposit			152,603
Exchange rate adjustments on cash and cash equivalents held in foreign currencies	(278,118)	(656,019)	950,720
Closing cash and cash equivalents carried forward {Notes 13(b)}	$ 15,235,556	$ 21,884,957	$ 28,593,538